Allowance for Finance Receivable Losses - Schedule of Changes in the Allowance for Finance Receivable Losses by Finance Receivable Type (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for finance receivable losses									$ 1,865,362		$ 1,134,518
Charge-offs									(1,638,296)		(746,106)
Recoveries									1,865,362		1,134,518
OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				$ 592,000,000				$ 182,000,000	592,000,000		182,000,000		$ 428,000,000
Provision for finance receivable losses	$ 258,000,000	$ 263,000,000	$ 214,000,000	197,000,000	$ 483,000,000	$ 79,000,000	$ 74,000,000	80,000,000	932,000,000		716,000,000		423,000,000
Charge-offs									(875,000,000)		(360,000,000)		(376,000,000)	[1]
Recoveries									74,000,000		55,000,000		46,000,000	[2]
Other									(34,000,000)	[3]	(1,000,000)	[4]	(339,000,000)	[5]
Balance at end of period	689,000,000				592,000,000				689,000,000		592,000,000		182,000,000
SpringCastle America, LLC [Member] | Borrowers in Bankruptcy Status [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs													(4,000,000)
Consumer Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				541,000,000				132,000,000	541,000,000		132,000,000		95,000,000
Provision for finance receivable losses									909,000,000		634,000,000		205,000,000
Charge-offs									(846,000,000)		(261,000,000)		(193,000,000)	[1]
Recoveries									65,000,000		37,000,000		25,000,000	[2]
Other									0	[3]	(1,000,000)	[4]	0	[5]
Balance at end of period	669,000,000				541,000,000				669,000,000		541,000,000		132,000,000
Spring Castle Portfolio [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				4,000,000				3,000,000	4,000,000		3,000,000		1,000,000
Provision for finance receivable losses									14,000,000		67,000,000		105,000,000
Charge-offs									(17,000,000)		(78,000,000)		(117,000,000)	[1]
Recoveries									3,000,000		12,000,000		14,000,000	[2]
Other									(4,000,000)	[3]	0	[4]	0	[5]
Balance at end of period	0				4,000,000				0		4,000,000		3,000,000
Real Estate Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				46,000,000				46,000,000	46,000,000		46,000,000		330,000,000
Provision for finance receivable losses									9,000,000		13,000,000		110,000,000
Charge-offs									(11,000,000)		(18,000,000)		(61,000,000)	[1]
Recoveries									5,000,000		5,000,000		6,000,000	[2]
Other									(30,000,000)	[3]	0	[4]	(339,000,000)	[5]
Balance at end of period	19,000,000				46,000,000				19,000,000		46,000,000		46,000,000
Recoveries resulting from sale of previously charged-off finance receivables and settlement of claims													2,000,000
Credit Card Receivable [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period				$ 1,000,000				$ 1,000,000	1,000,000		1,000,000		2,000,000
Provision for finance receivable losses									0		2,000,000		3,000,000
Charge-offs									(1,000,000)		(3,000,000)		(5,000,000)	[1]
Recoveries									1,000,000		1,000,000		1,000,000	[2]
Other									0	[3]	0	[4]	0	[5]
Balance at end of period	$ 1,000,000				$ 1,000,000				$ 1,000,000		$ 1,000,000		$ 1,000,000

[1]	Charge-offs during 2014 included a $4 million reduction related to a change in recognizing charge-offs of unsecured loans of customers in bankruptcy status effective mid-November 2014.
[2]	Recoveries during 2014 included $2 million of real estate loan recoveries resulting from a sale of previously charged-off real estate loans in March 2014.
[3]	•the elimination of allowance for finance receivable losses due to the sale of the SpringCastle Portfolio on March 31, 2016, in connection with the sale of our equity interest in the SpringCastle Joint Venture. See Note 2 for further information on this sale; and •the elimination of allowance for finance receivable losses due to the transfers of real estate loans held for investment to finance receivable held for sale during 2016.
[4]	Other consists of the elimination of allowance for finance receivable losses due to the transfer of personal loans held for investment to finance receivable held for sale during 2015.
[5]	Other consists of the elimination of allowance for finance receivable losses due to the transfer of real estate loans held for investment to finance receivable held for sale during 2014.